Related Party Transactions	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

NOTE 5 - Related Party Transactions

On January 14, 2011, a director of the Company contributed capital of $3,865 for transfer and audit fees.

On October 28, 2011, the Company entered into a Promissory Note with an officer to loan the Company $5,000 without interest, and no due date. As of November 30, 2011, the Company has repaid $500.